Long-Term Debt - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
Interest and finance costs	$ 8,039,677	$ 7,451,854	$ 6,129,911
Capitalized interest	$ 1,704,937	$ 1,618,836	$ 786,263
Weighted average interest rate	4.07%	3.53%	3.21%